Leases - Narrative (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Leases [Line Items]
Operating lease term (in years)	5 years
Interest on the lease liability	$ 5,009,579	$ 5,394,272	$ 4,867,434
Exchange rate loss difference recognized in profit or loss	13,144,431	9,683,558
Financing Lease
Disclosure of Leases [Line Items]
Interest on the lease liability	$ 5,009,579	$ 5,394,272